Bank Borrowings (Tables)	6 Months Ended
Jun. 30, 2024
Debt Disclosure [Abstract]
Schedule of Bank Borrowings

Components of bank borrowings are as follows as of:

	December 31, 2023	June 30, 2024	June 30, 2024
	HK$	HK$	US$
Bank of Communications (Hong Kong) Limited – Loan 1 (1)	4,031,479	3,206,004	410,590
Standard Chartered Bank (Hong Kong) Limited – Loan 2 (2)	3,140,250	2,534,725	324,619
Standard Chartered Bank (Hong Kong) Limited – Loan 3 (3)	2,114,745	1,767,887	226,411
Standard Chartered Bank (Hong Kong) Limited – Loan 4 (4)	640,282	516,818	66,188
Total	9,926,756	8,025,434	1,027,808

Less: current portion of long-term bank borrowings	(3,863,852)	(3,923,880)	(502,527)
Non-current portion of long-term bank borrowings	6,062,904	4,101,554	525,281

(1)	On April 25, 2019, m-FINANCE borrowed HK$11,000,000 as working capital for 7 years from April 25, 2019 to April 24, 2026 at an annual interest rate of 4.125% under the loan agreement with Bank of Communications (Hong Kong) Limited signed on April 16, 2019. The loan was secured by personal guarantee from Tai Wai (Stephen) Lam, who is the director and shareholder of the Company.

(2)	On December 22, 2020, m-FINANCE borrowed HK$5,000,000 as working capital for 60 months from December 22, 2020 to December 22, 2025 at an annual interest rate of 2.75% under the loan agreement with Standard Chartered Bank (Hong Kong) Limited. The loan was secured by personal guarantees from Tai Wai (Stephen) Lam and Chi Weng Tam, who are the directors and shareholders of the Company.

(3)	On November 2, 2021, mFTT borrowed HK$2,847,150 as working capital for 5 years from November 2, 2021 to November 2, 2026 at an annual interest rate of 2.75% under the loan agreement with Standard Chartered Bank (Hong Kong) Limited. The loan was secured by personal guarantees from Tai Wai (Stephen) Lam and Chi Weng Tam, who are the directors and shareholders of the Company.

(4)	On May 31, 2021, m-FINANCE borrowed HK$1,000,000 as working capital for 5 years from May 31, 2021 to May 31, 2026 at an annual interest rate of 2.75% under the loan agreement with Standard Chartered Bank (Hong Kong) Limited. The loan was secured by personal guarantees from Tai Wai (Stephen) Lam and Chi Weng Tam, who are the directors and shareholders of the Company.

Schedule of Maturities of the Bank Borrowings

Maturities of the bank borrowings were as follows:

	HK$	US$
Year ending December 31,
2024 (remaining)	2,090,259	267,697
2025	4,180,517	535,394
2026	2,104,539	269,526
Total bank borrowings repayments	8,375,315	1,072,617
Less: imputed interest	(349,881)	(44,809)
Total	8,025,434	1,027,808